Loss per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	12 Months Ended
Dec. 31, 2020
Basic Earnings Per Share [Abstract]
Summary of Calculations of Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share are based on:

	2020	2019	2018
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(303,477)	(132,972)	(2,784)

	Number of shares
	2020	2019	2018
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	236,305,234	200,000,000	200,000,000